Share Purchase Warrants	3 Months Ended
Jan. 31, 2024
Share Purchase Warrants [Abstract]
Share Purchase Warrants
7.	Share Purchase Warrants

The following table summarizes the changes in the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, October 31, 2022	19,763	576.66

Issuance of underwriter warrants	1,923	243.75
Issuance of April 2023 warrants (*)	150,191	5.124
Issuance of September 2023 warrants (**)	250,000	9.00
Issuance of Medigus warrants	75	1,297.67
Expiration of warrants	(11,430)	922.98
Exercise of warrants	(26,153)	5.124

Balance, October 31, 2023	384,369	$7.90
Number of shares to be issued from the exercise of warrants	826,781
Issuance of January 2024 warrants (Note 5c)	1,500,000	1.60
Exercise of warrants	(153,658)	3.273
Balance, January 31, 2024	1,730,711	$1.79

Number of shares to be issued from the exercise of warrants	3,065,323	(***	)

(*)	These warrants convert into 717,773 shares.
(**)	These warrants convert into 837,219 shares.
(***)	See note 13(b).

As of January 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants	Exercise price		Exercise price (USD)	Expiry date

8,333	8,333	C$	135.00	$100.77	April 22, 2024
1,923	1,923		$325.41	$243.75	November 17, 2027
52,518	717,773		$1.077	$1.077	April 5, 2028
75	75	C$	1,800	$1,343.58	November 23, 2024
167,862	837,219		$1.077	$1.077	September 17, 2028
1,500,000	1,500,000		$1.60	$1.60	January 15, 2025
1,730,711	(*)3,065,323

(*)	See note 13(b).